UNIT-BASED AND NONCASH COMPENSATION - SMLP Long-Term Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted-average grant date fair value
Unit-based compensation	$ 6,174	$ 4,696	$ 2,999
Phantom Units
Weighted-average grant date fair value
Award vesting period	3 years
Restricted Stock Units (RSUs)
Weighted-average grant date fair value
Award vesting period	4 years
SMLP LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units reserved for issuance	5,000,000.0
Units available for future issuance	4,400,000
Weighted-average grant date fair value
Unrecognized unit-based compensation	$ 5,500
Remaining vesting period	1 year 2 months
Forfeitures assumed in the determination of estimated compensation expense	0
SMLP LTIP | General and administrative expense
Weighted-average grant date fair value
Unit-based compensation	$ 6,174	$ 4,696	$ 2,999
SMLP LTIP | Phantom and Restricted Units
Phantom and Restricted Unit Activity
Nonvested units, beginning of period	336,202	283,682	131,558
Units granted			156,165
Unit vested		(61,917)
Nonvested units, end of period	379,911	336,202	283,682
Weighted-average grant date fair value
Nonvested, Weighted-average grant date fair value, beginning (in dollars per unit)	$ 30.61	$ 23.41	$ 20.00
Units granted, Weighted-average grant date fair value (in dollars per unit)			26.33
Units vested, Weighted-average grant date fair value (in dollars per unit)		25.33
Nonvested, Weighted-average grant date fair value, ending (in dollars per unit)	$ 31.13	$ 30.61	$ 23.41
SMLP LTIP | Phantom Units
Phantom and Restricted Unit Activity
Units granted	289,735	136,867
Unit vested	(229,497)
Units forfeited	(16,529)	(22,430)	(4,041)
Weighted-average grant date fair value
Units granted, Weighted-average grant date fair value (in dollars per unit)	$ 29.21	$ 42.32
Units vested, Weighted-average grant date fair value (in dollars per unit)	27.66
Units forfeited, Weighted-average grant date fair value (in dollars per unit)	$ 35.09	$ 25.56	$ 25.99